PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of September 30, 2018 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (3.1%)
United Parcel Service Inc., Class B	4,435,122	517,800,493

Apparel & Luxury Goods (3.2%)
VF Corp.	5,761,646	538,425,819

Banks (2.1%)
First Republic Bank	3,628,362	348,322,752

Biotechnology (3.1%)
Gilead Sciences Inc.	6,845,269	528,523,219

Capital Markets (2.5%)
Charles Schwab Corp.	8,480,463	416,814,756

Chemicals (6.7%)
PPG Industries Inc.	3,737,607	407,885,052
Praxair Inc.	4,530,100	728,122,973
		1,136,008,025

Commercial Services & Supplies (2.5%)
Waste Management Inc.	4,761,257	430,227,183

Communications Equipment (2.1%)
Motorola Solutions Inc.	2,713,689	353,159,486

Consumer Finance (7.0%)
American Express Co.	5,172,626	550,832,943
Mastercard Inc., Class A	2,883,460	641,887,031
		1,192,719,974

Energy Equipment & Services (2.0%)
National Oilwell Varco Inc.	7,783,871	335,329,163

Equity Real Estate Investment Trusts (3.7%)
Iron Mountain Inc.	9,724,670	335,695,608
Public Storage	1,435,983	289,537,252
		625,232,860

Food & Staples Retailing (2.4%)
Sysco Corp.	5,490,031	402,144,771

Health Care Equipment (5.2%)
Danaher Corp.	4,569,758	496,549,904
Hologic Inc. θ	9,316,091	381,773,409
		878,323,313

Health Care Providers & Services (5.3%)
CVS Health Corp.	11,295,198	889,157,987

Health Care Technology (2.5%)
Cerner Corp. θ	6,677,151	430,075,296

Household Products (6.4%)
The Clorox Company	3,693,180	555,491,204
The Procter & Gamble Co.	3,896,237	324,283,806
WD-40 Co. Ω	1,220,000	209,962,000
		1,089,737,010

Industrial Manufacturing (4.0%)
3M Co.	3,175,354	669,078,841

Internet Software & Services (4.7%)
Alphabet Inc., Class A θ	314,291	379,374,380
Alphabet Inc., Class C θ	339,650	405,362,086
		784,736,466

Machinery (3.4%)
Pentair plc	5,071,456	219,847,618
Xylem Inc.	4,418,382	352,896,170
		572,743,788

Media (4.6%)
The Walt Disney Co.	6,671,807	780,201,111

Multi-Utilities (3.7%)
MDU Resources Group Inc. Ω	10,352,944	265,967,131
Sempra Energy	3,162,310	359,712,763
		625,679,894

Pharmaceuticals (2.1%)
Novartis AG (ADR)	4,093,625	352,706,730

Professional Services (2.6%)
Verisk Analytics Inc. θ	3,584,925	432,162,709

Semiconductor Equipment (2.2%)
Intel Corp.	7,717,674	364,968,803

Snack & Juice Bars (2.9%)
Starbucks Corp.	8,483,529	482,203,788

Software (5.8%)
Cadence Design Systems Inc. θ	10,815,851	490,174,367
Synopsys Inc. θ	4,987,658	491,832,955
		982,007,322
Technology Hardware (2.5%)
Apple Inc.	1,848,717	417,329,376

Total investment in equities (98.3%)
(cost $12,419,844,990)		16,575,820,935

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Community Trust Credit Union	1.30%	10/15/2018	250,000	249,562
Urban Partnership Bank	0.30%	09/24/2019	250,000	240,137
				489,699

Certificates of Deposit Account Registry Service(0.0%) α

CDARS agreement with Beneficial State Bank, dated 03/15/2018 Participating depository institutions: Amarillo National Bank, par 241,000; Bank of America, N.A., par 241,000; First United Bank and Trust Company, par 37,607; LegacyTexas Bank, par 172,496; Meadows Bank, par 102,897; Parke Bank, par 241,000; Peoples Bank, par 241,000; Pioneer Bank, par 241,000; Signature Bank, par 241,000; The Park National Bank, par 241,000; (cost $1,963,178)	1.15%	3/14/2019	2,000,000	1,963,178

Community Development Loans (0.0%) α
Boston Community Loan Fund	1.00%	04/15/2019	100,000	96,746
MicroVest Plus, LP Note	2.25%	04/15/2019	7,500,000	7,255,891
New Hampshire Community Loan Fund	1.00%	07/31/2019	500,000	474,931
Root Capital Loan Fund	1.25%	02/01/2019	200,000	195,891
TMC Development Working Solutions	1.00%	05/25/2019	100,000	96,071
Vermont Community Loan Fund	0.85%	04/15/2019	100,000	96,746
				8,216,276

Time Deposits (1.8%)
BBH Cash Management Service
BNP Paribas, Paris	1.54%	10/01/2018	55,978,638	55,978,638
Citibank, New York	1.54%	10/01/2018	66,393,193	66,393,193
JPMorgan Chase, New York	1.54%	10/01/2018	83,930,941	83,930,941
Standard Charter Bank, London	1.54%	10/01/2018	40,817,747	40,817,747
Sumitomo, Tokyo	1.54%	10/01/2018	35,996,518	35,996,518
				283,117,037

Total short-term securities (1.7%)
(cost $293,786,190)				293,786,190

Total securities (100.0%)
(cost $12,713,631,180)				16,869,607,125

Other assets and liabilities (0.0%)				(24,212,846)

Total net assets (100.0%)				16,845,394,279

θ	This security is non-income producing.

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

ADR	American Depository Receipt

LP	Limited Partnership

The portfolio of investments as of September 30, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$12,419,844,990
Unrealized appreciation	$4,187,471,954
Unrealized depreciation	(31,496,009)

Net unrealized appreciation	$4,155,975,945

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2018, that is valued at fair value on a recurring basis:

Investment Securities
Equities:	Level 1	Level 2	Level 3	Total
Communication Services	$1,564,937,576	$-	$-	$1,564,937,576
Consumer Discretionary	1,020,629,607	-	-	1,020,629,607
Consumer Staples	1,491,881,780	-	-	1,491,881,780
Energy	335,329,162	-	-	335,329,162
Financials	1,315,970,451	-	-	1,315,970,451
Health Care	3,078,786,545	-	-	3,078,786,545
Industrials	2,622,013,014	-	-	2,622,013,014
Information Technology	2,759,352,019	-	-	2,759,352,019
Materials	1,136,008,026	-	-	1,136,008,026
Real Estate	625,232,861	-	-	625,232,861
Utilities	625,679,894	-	-	625,679,894
Short-Term Investments	283,117,037	-	10,669,153	293,786,190
Total	$16,858,937,972	$-	$10,669,153	$16,869,607,125

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2018:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2017	$10,816,440
Discounts/premiums amortization	(147,287)
Purchases	10,750,000
Sales	(10,750,000)
Balance as of September 30, 2018	$10,669,153

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,452,877	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$8,216,276	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the nine-month period ended September 30, 2018, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the nine-month period ended September 30, 2018 is set forth below:

	January 1, 2018
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
WD-40 Co	1,220,000			1,220,000	209,962,000	1,976,400
MDU Resources Group	11,324,166	103,117	1,074,339	10,352,944	265,967,131	6,729,934
Total Affiliates					$475,929,131	$8,706,334

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of September 30, 2018 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)

Multi-Utilities (2.3%)
Sempra Energy	6.00%	01/15/2021	50,000	5,042,000

Real Estate Investment Trusts (1.3%)
Public Storage λ	5.15%	06/02/2022	121,127	2,884,034

Total investment in preferred stocks (3.6%)				7,926,034
(cost $8,037,583)

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	974,669	995,918
JP Morgan Mortgage Trust Series 2013-C13, Class A2	2.67%	01/15/2046	676,113	674,771
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	05/10/2063	240,160	239,641

Total investment in commercial mortgage-backed securities (0.9%)				1,910,330
(cost $1,921,652)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Airlines (0.5%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	1,020,194	1,075,003

Apparel & Luxury Goods (3.1%)
Hanesbrands Inc.	4.63%	05/15/2024	3,000,000	2,915,625
VF Corp.	3.50%	09/01/2021	4,000,000	4,007,292
				6,922,917

Auto Components (2.0%)
APTIV plc	4.25%	01/15/2026	4,500,000	4,471,862

Building Products (1.4%)
Masco Corp.	4.45%	04/01/2025	3,000,000	3,029,445

Capital Markets (1.8%)
Charles Schwab Corp.	3.45%	02/13/2026	4,000,000	3,903,368

Chemicals (1.8%)
Praxair Inc.	3.20%	01/30/2026	3,977,000	3,878,728

Commercial Services & Supplies (1.8%)
Waste Management Inc.	3.50%	05/15/2024	2,000,000	1,975,298
Waste Management Inc.	3.15%	11/15/2027	2,000,000	1,903,636
				3,878,934

Consumer Finance (2.1%)
Mastercard Inc.	3.38%	04/01/2024	4,500,000	4,499,223

Containers & Packaging (1.6%)
Sealed Air Corp.	5.25%	04/01/2023	3,500,000	3,561,250

Diversified Telecom Services (1.7%)
Zayo Group Holdings Inc.	6.38%	05/15/2025	3,500,000	3,632,195

Energy Equipment & Services (1.2%)
National Oilwell Varco Inc.	3.95%	12/01/2042	3,000,000	2,602,359

Equity Real Estate Investment Trusts (2.7%)
Iron Mountain Inc.	6.00%	08/15/2023	2,900,000	2,974,327
Regency Centers LP	3.75%	06/15/2024	3,000,000	2,930,721
				5,905,048

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	3.00%	05/18/2027	3,500,000	3,329,228
Mondelez International Inc.	4.13%	05/07/2028	3,000,000	2,964,432
				6,293,660

Health Care Equipment (3.4%)
Danaher Corp.	3.35%	09/15/2025	3,750,000	3,686,194
Hologic Inc.	4.38%	10/15/2025	4,000,000	3,832,480
				7,518,674

Health Care Provider & Services (1.8%)
CVS Health Corp.	4.10%	03/25/2025	4,000,000	3,989,288

Hotel Restaurant & Leisure (1.8%)
Hilton Worldwide Finance LLC	4.63%	04/01/2025	4,000,000	3,895,000

Household Products (1.6%)
The Clorox Company	3.50%	12/15/2024	3,500,000	3,454,143

Industrial Conglomerates (3.5%)
3M Company	2.88%	10/15/2027	4,000,000	3,784,340
Pentair Finance SA	3.15%	09/15/2022	4,050,000	3,895,922
				7,680,262

Internet Software & Services (1.6%)
Alphabet Inc.	2.00%	08/15/2026	4,000,000	3,604,648

Life Sciences Tools & Services (1.7%)
Agilent Technologies Inc.	3.20%	10/01/2022	2,000,000	1,965,646
Agilent Technologies Inc.	3.05%	09/22/2026	2,000,000	1,861,124
				3,826,770

Machinery (2.8%)
Fortive Corp.	3.15%	06/15/2026	3,000,000	2,792,958
Xylem Inc.	3.25%	11/01/2026	3,500,000	3,287,095
				6,080,053

Media (1.7%)
The Walt Disney Co. λ	2.95%	06/15/2027	4,000,000	3,799,628

Multiline Retail (1.5%)
Nordstrom Inc.	4.00%	03/15/2027	3,500,000	3,394,993

Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	3.25%	02/27/2027	3,500,000	3,409,294
Gilead Sciences Inc.	3.70%	04/01/2024	2,500,000	2,507,738
Novartis Capital Corp.	3.00%	11/20/2025	3,500,000	3,366,377
				9,283,409

Professional Services (2.3%)
Nielsen Finance LLC	5.00%	04/15/2022	2,000,000	1,950,000
Verisk Analytics Inc.	5.50%	06/15/2045	3,000,000	3,032,103
				4,982,103

Snack & Juice Bars (2.0%)
Starbucks Corp.	2.45%	06/15/2026	3,500,000	3,151,827
Starbucks Corp.	3.75%	12/01/2047	1,500,000	1,305,768
				4,457,595

Software (6.6%)
Adobe Systems Inc.	3.25%	02/01/2025	3,000,000	2,931,183
Autodesk Inc.	4.38%	06/15/2025	4,000,000	4,021,520
Cadence Design Systems Inc.	4.38%	10/15/2024	3,500,000	3,524,654
Microsoft Corp.	2.40%	08/08/2026	4,500,000	4,149,243
				14,626,600

Technology Hardware (2.6%)
Apple Inc.	2.85%	02/23/2023	2,000,000	1,968,844
Apple Inc.	4.38%	05/13/2045	3,500,000	3,639,115
				5,607,959

Transportation & Infrastructure (1.6%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	3,500,000	3,573,336

Total investment in corporate bonds (65.3%)				143,428,453
(cost $148,316,520)

Federal Agency Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Fannie Mae Pool 890430	3.50%	07/01/2027	654,753	658,439
Fannie Mae Pool AB5163	2.50%	05/01/2027	1,998,867	1,944,612
Fannie Mae Pool AK2413	4.00%	02/01/2042	2,495,354	2,538,796
Fannie Mae Pool AS2502	4.00%	05/01/2044	959,075	972,865
Fannie Mae Pool AV0971	3.50%	08/01/2026	596,513	599,871
Fannie Mae Pool BH1207	4.00%	06/01/2047	3,880,843	3,930,855
Freddie Mac Pool C91754	4.50%	02/01/2034	728,342	755,663
Freddie Mac Pool Q36308	4.00%	09/01/2045	1,044,293	1,059,708
Freddie Mac Pool Q52093	3.50%	11/01/2047	4,238,740	4,174,981
Freddie Mac Pool Q52832	4.00%	12/01/2047	916,102	925,814

Total investment in federal agency mortgage-backed securities (8.0%)				17,561,604
(cost $18,378,477)

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Bank for Reconstruction & Development	2.13%	04/07/2026	4,000,000	3,729,308

Total investment in supranational bonds (1.7%)				3,729,308
(cost $3,788,400)

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	1.50%	01/31/2019	3,000,000	2,991,849
U.S. Treasury	2.75%	02/15/2019	3,000,000	3,004,101
U.S. Treasury	1.25%	04/30/2019	3,000,000	2,979,258
U.S. Treasury	1.88%	12/31/2019	3,000,000	2,969,064
U.S. Treasury	1.88%	12/15/2020	2,000,000	1,958,750
U.S. Treasury	2.88%	09/30/2023	4,000,000	3,986,092
U.S. Treasury	2.38%	05/15/2027	3,000,000	2,848,242
U.S. Treasury	2.25%	08/15/2027	3,000,000	2,813,439
U.S. Treasury	2.75%	02/15/2028	3,000,000	2,924,883
U.S. Treasury	2.88%	05/15/2028	3,000,000	2,954,766
U.S. Treasury	3.50%	02/15/2039	2,000,000	2,106,954
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,118,110	1,115,132
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,113,410	1,085,841
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,062,670	1,028,576
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,202,900	1,287,322

Total investment in U.S. government treasury bonds (16.6%)				36,054,269
(cost $36,149,429)

Total investment in long-term securities (96.1%)				210,609,998
(cost $216,592,061)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Community Development Loans (0.7%) α
MicroVest Plus, LP Note	2.25%	10/15/2018	1,500,000	1,495,809

Time Deposits (4.7%)
BBH Cash Management Service
Bank of Montreal, Montreal	1.54%	10/01/2018	10,403,031	10,403,031

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (1.8%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	1.89%			3,984,420

Total short-term securities (7.2%)
(cost $15,883,260)				15,883,260

Total securities (103.3%)
(cost $232,475,321)				226,493,258

Payable upon return of securities loaned (-1.8%)				(3,984,420)

Other assets and liabilities (-1.5%)				(3,364,475)

Total net assets (100.0%)				219,144,363

λ	This security, or partial position of this security, was on loan at September 30, 2018. The total value of the securities on loan at September 30, 2018 was $3,906,423.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

LP	Limited Partnership

TIPS	Treasury Inflation Protected Security

The portfolio of investments as of September 30, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$216,592,061
Unrealized appreciation	$368,547
Unrealized depreciation	(6,350,610)

Net unrealized depreciation	$(5,982,063)

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio investments. These inputs are summarized in three levels, Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2018, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks	$7,926,034	$-	$-	$7,926,034
Commercial Mortgage-Backed Securities	-	1,910,330	-	1,910,330
Corporate Bonds	-	143,428,453	-	143,428,453
Federal Agency Mortgage-Backed Securities	-	17,561,604	-	17,561,604
Supranational Bonds	-	3,729,308	-	3,729,308
U.S. Government Treasury Bonds	-	36,054,269	-	36,054,269
Short-Term Investments	14,387,451	-	1,495,809	15,883,260
Total	$22,313,485	$202,683,964	$1,495,809	$226,493,258

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2018:

Community Development Loans
Balance as of December 31, 2017	$1,428,987
Discounts/premiums amortization	66,822
Purchases	-
Sales	-
Balance as of September 30, 2018	$1,495,809

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Community Development Loans	$1,495,809	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Funds' audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Benjamin E. Allen
Benjamin E. Allen Principal Executive Officer

Date:	November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin E. Allen
Benjamin E. Allen Principal Executive Officer

Date:	November 15, 2018

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 15, 2018